PROPERTY, PLANT AND EQUIPMENT, NET (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 33,333,000	$ 32,300,000
Accumulated depreciation	(28,500,000)	(26,783,000)
Property, Plant and Equipment, Net	4,833,000	5,517,000
Property, Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	30,159,000	28,474,000
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	705,000	702,000
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 2,469,000	$ 3,124,000